Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net sales	$ 3,411,666		$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 3,409,830		$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 13,145,942		$ 12,345,870		$ 9,993,166
Segment Operating Income											2,002,542		1,823,026		1,142,680
Corporate administration											193,367		163,868		153,965
Income before interest expense and other											1,809,175		1,659,158		988,715
Interest expense											92,790		99,704		103,599
Other expense											139,687		145,733		130,299
Income before income taxes											1,576,698		1,413,721		754,817
Property Additions											247,746	[1]	212,670	[1]	129,630	[1]
Depreciation											210,508		229,238		245,295
Net Sales											13,145,942	[2]	12,345,870	[2]	9,993,166	[2]
Long-Lived Assets											1,719,968		1,797,179		1,697,881
Assets	11,170,282					10,886,805					11,170,282		10,886,805		9,910,382
North America
Segment Reporting Information [Line Items]
Net Sales											7,830,517	[2]	7,151,390	[2]	5,913,770	[2]
Long-Lived Assets											867,159		864,287		856,782
International
Segment Reporting Information [Line Items]
Net Sales											5,315,425	[2]	5,194,480	[2]	4,079,396	[2]
Long-Lived Assets											852,809		932,892		841,099
Industrial
Segment Reporting Information [Line Items]
Property Additions											211,778	[1]	147,929	[1]	95,838	[1]
Depreciation											171,131		186,057		200,617
Assets	7,991,498					8,413,552					7,991,498		8,413,552		7,309,735
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											5,041,106		4,516,510		3,623,460
Segment Operating Income											895,010		745,544		487,137
Industrial | International
Segment Reporting Information [Line Items]
Net sales											5,034,249		4,917,007		3,811,464
Segment Operating Income											733,123		754,222		394,089
Aerospace
Segment Reporting Information [Line Items]
Net sales											2,102,747		1,921,984		1,744,283
Segment Operating Income											290,135		247,126		208,002
Property Additions											19,651	[1]	18,012	[1]	21,619	[1]
Depreciation											19,395		20,035		20,501
Assets	1,033,449					995,026					1,033,449		995,026		910,740
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											967,840		990,369		813,959
Segment Operating Income											84,274		76,134		53,452
Property Additions											8,094	[1]	8,234	[1]	6,040	[1]
Depreciation											11,722		12,895		14,117
Assets	704,596					724,966					704,596		724,966		692,532
Corporate
Segment Reporting Information [Line Items]
Property Additions											8,223	[1]	38,495	[1]	6,133	[1]
Depreciation											8,260		10,251		10,060
Assets	$ 1,440,739	[3]				$ 753,261	[3]				$ 1,440,739	[3]	$ 753,261	[3]	$ 997,375	[3]

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2012 - $28,929; 2011 - $5,376; 2010 - $408)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.